INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Current tax provision (benefit)
Federal	$ 0	$ 0
State	0	0
Current Income Tax Expense (Benefit), Total	0	0
Deferred tax provision (benefit)
Federal	(7,632,000)	(6,923,000)
State	106,000	(741,000)
Change in valuation allowance	7,526,000	7,664,000
Income tax provision (benefit)	$ 0	$ 0